Financial Instruments and Risk Management - Carrying Value and Fair Value of Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at carrying value	$ 398	$ 217
Financial liabilities at fair value	398	217
Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at carrying value	45,145	69,197
Financial liabilities at fair value	45,248	69,695
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at carrying value	34,510	33,251
Financial assets at fair value	34,510	33,251
Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at carrying value	9,996	10,681
Financial assets at fair value	$ 9,996	$ 10,681